Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 7,089	$ 7,531	$ 7,680	$ 7,311	$ 29,904	$ 29,611	$ 26,662
Operating Income									6,483	6,178	5,918
Property, plant and equipment - net	8,378				7,666				8,378	7,666
United States
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									10,571	10,071	9,254
Operating Income									1,938	1,639	1,647
Property, plant and equipment - net	4,279				3,980				4,279	3,980
Asia Pacific
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									9,092	9,108	8,259
Operating Income									2,450	2,523	2,400
Property, plant and equipment - net	2,029				1,887				2,029	1,887
Europe, Middle East, and Africa
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									6,730	7,076	6,259
Operating Income									1,163	1,150	1,112
Property, plant and equipment - net	1,499				1,271				1,499	1,271
Latin America and Canada
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									3,529	3,368	2,906
Operating Income									936	886	787
Property, plant and equipment - net	571				528				571	528
Other Unallocated
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									(18)	(12)	(16)
Operating Income									(4)	(20)	(28)
Property, plant and equipment - net	$ 0				$ 0				$ 0	$ 0